Variable interest entities (Narrative) (Details)		1 Months Ended		2 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2018 USD ($)	Dec. 31, 2017 USD ($) aircraft	Mar. 09, 2018 aircraft	Dec. 31, 2017 USD ($) aircraft airline	Dec. 31, 2016 USD ($)	Jun. 30, 2013 aircraft
Variable Interest Entity [Line Items]
Number of aircraft | aircraft			980		980
Debt guarantees			$ 104,867,000		$ 104,867,000	$ 125,429,000
Aercap Partners I Facility [Member]
Variable Interest Entity [Line Items]
Outstanding amount under senior debt facility			$ 59,851,000		$ 59,851,000
ALS II [Member]
Variable Interest Entity [Line Items]
Ownership percentage	100.00%
Ownership percentage			5.00%		5.00%
ALS II [Member] | ALS II Class E-1 Notes [Member]
Variable Interest Entity [Line Items]
Subordinated debt			$ 350,000,000		$ 350,000,000
Percent of the subordinated fixed rate deferrable interest asset-backed notes	100.00%
AerFunding [Member]
Variable Interest Entity [Line Items]
Ownership percentage					100.00%
Ownership percentage			5.00%		5.00%
Airbus 320 Family Aircraft [Member] | ALS II [Member]
Variable Interest Entity [Line Items]
Number of aircraft | aircraft			25		25
Boeing 737-800 Aircraft [Member] | ACSAL [Member]
Variable Interest Entity [Line Items]
Number of aircraft | aircraft			8		8		8
AerCap Holdings N.V. | ACSAL [Member]
Variable Interest Entity [Line Items]
Ownership percentage							19.00%
AerCap Partners I [Member]
Variable Interest Entity [Line Items]
Ownership percentage					50.00%
Subordinated debt			$ 63,800,000		$ 63,800,000
AerCap Partners I [Member] | Aercap Partners I Facility [Member]
Variable Interest Entity [Line Items]
Outstanding amount under senior debt facility			$ 59,900,000		$ 59,900,000
AerCap Partners I [Member] | Boeing 737 NG Aircraft [Member] | Aercap Partners I Facility [Member]
Variable Interest Entity [Line Items]
Number of aircraft | aircraft			7		7
AerCap Partners I [Member] | Deucalion Aviation Funds [Member]
Variable Interest Entity [Line Items]
Ownership percentage					50.00%
Subordinated debt			$ 31,900,000		$ 31,900,000
AerCap Partners I [Member] | AerCap Holdings N.V.
Variable Interest Entity [Line Items]
Subordinated debt			31,900,000		$ 31,900,000
AerCap Partners II [Member]
Variable Interest Entity [Line Items]
Ownership percentage					50.00%
Subordinated debt			16,800,000		$ 16,800,000
AerCap Partners II [Member] | Subsequent Event [Member]
Variable Interest Entity [Line Items]
Repayments of subordinated debt		$ 16,800,000
AerCap Partners II [Member] | Deucalion Aviation Funds [Member]
Variable Interest Entity [Line Items]
Ownership percentage					50.00%
Subordinated debt			8,400,000		$ 8,400,000
AerCap Partners II [Member] | AerCap Holdings N.V.
Variable Interest Entity [Line Items]
Subordinated debt			8,400,000		$ 8,400,000
Aercap Partners 767 [Member]
Variable Interest Entity [Line Items]
Ownership percentage					50.00%
Subordinated debt			31,000,000		$ 31,000,000
Senior debt facility			11,500,000		$ 11,500,000
Aercap Partners 767 [Member] | Deucalion Aviation Funds [Member]
Variable Interest Entity [Line Items]
Ownership percentage					50.00%
Subordinated debt			15,500,000		$ 15,500,000
Aercap Partners 767 [Member] | AerCap Holdings N.V.
Variable Interest Entity [Line Items]
Subordinated debt			$ 15,500,000		$ 15,500,000
Aercap Partners 767 [Member] | AerCap Holdings N.V. | Boeing 767 300ER Aircraft [Member]
Variable Interest Entity [Line Items]
Number of aircraft | aircraft			2		2
Aercap Partners 767 [Member] | China Aviation Supplies Holding Company [Member]
Variable Interest Entity [Line Items]
Ownership percentage					50.00%
AerFunding [Member] | Boeing 737 NG Aircraft [Member]
Variable Interest Entity [Line Items]
Number of aircraft | aircraft			6		6
AerFunding [Member] | Airbus 320 Family Aircraft [Member]
Variable Interest Entity [Line Items]
Number of aircraft | aircraft			4		4
AerFunding [Member] | Airbus 320 neoFamily Aircraft [Member]
Variable Interest Entity [Line Items]
Number of aircraft | aircraft			2		2
AerFunding [Member] | Airbus 330 Aircraft [Member]
Variable Interest Entity [Line Items]
Number of aircraft | aircraft			1		1
AerFunding [Member] | Airbus 350 Aircraft [Member]
Variable Interest Entity [Line Items]
Number of aircraft | aircraft			1		1
AerFunding [Member] | Boeing 787 Aircraft [Member]
Variable Interest Entity [Line Items]
Number of aircraft | aircraft			4		4
AerFunding [Member] | AerCap Holdings N.V.
Variable Interest Entity [Line Items]
Subordinated debt			$ 272,800,000		$ 272,800,000
Credit facility amount outstanding			878,400,000		$ 878,400,000
AerDragon [Member]
Variable Interest Entity [Line Items]
Ownership percentage					50.00%
AerDragon [Member] | Secured Debt [Member]
Variable Interest Entity [Line Items]
Debt guarantees			$ 0		$ 0	3,400,000
AerDragon [Member] | Narrowbody Aircraft [Member]
Variable Interest Entity [Line Items]
Number of aircraft | aircraft			29		29
Number of airlines | airline					10
AerLift [Member]
Variable Interest Entity [Line Items]
Debt guarantees			$ 104,900,000		$ 104,900,000	$ 122,000,000
AerLift [Member] | Widebody Aircraft [Member]
Variable Interest Entity [Line Items]
Number of aircraft | aircraft			4		4
AerLift [Member] | AerCap Holdings N.V.
Variable Interest Entity [Line Items]
Ownership percentage					39.00%
Peregrine [Member]
Variable Interest Entity [Line Items]
Ownership percentage					9.50%
Number of aircraft acquired | aircraft			4
Number of aircraft | aircraft			21		21
Peregrine [Member] | Scenario, Forecast [Member]
Variable Interest Entity [Line Items]
Number of aircraft acquired | aircraft				17